UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-22533
Duff & Phelps Global Utility Income Fund Inc.

(Exact name of registrant as specified in charter)
200 South Wacker Drive, Suite 500
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
Duff & Phelps Global Utility Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agent for service)
Registrant’s telephone number, including area code: 866-270-7598
Date of fiscal year end: October 31
Date of reporting period: July 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.
See the Statement of Net Assets below.
DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.
STATEMENT OF NET ASSETS
JULY 31, 2011 (UNAUDITED)

		VALUE
SHARES	DESCRIPTION	(NOTE 1)
COMMON STOCKS—6.6%
	- ELECTRIC, GAS AND WATER—5.8%
626,267	Duke Energy Corp.	$11,648,566
364,052	Entergy Corp.	24,318,674
94,807	Integrys Energy Group, Inc.	4,760,259

		40,727,499

	- OIL & GAS STORAGE & TRANSPORTATION—0.8%
51,628	Boardwalk Pipeline Partners LP	1,469,333
4,525	Buckeye Partners LP	284,804
6,700	DCP Midstream Partners LP	275,504
21,504	Enbridge Energy Partners LP	634,368
26,870	Energy Transfer Partners LP	1,260,740
21,700	Teekay LNG Partners LP (Marshall Islands)	792,701
25,507	Teekay Offshore Partners LP (Marshall Islands)	729,755

		5,447,205

	Total Common Stocks (Cost $46,176,571)	46,174,704

TOTAL INVESTMENTS—6.6% (COST $46,176,571)		$46,174,704

CASH—100.2%		702,025,000

LESS LIABILITIES—(6.8)%		(47,387,065)

NET ASSETS APPLICABLE TO COMMON STOCK*—100.0%		$700,812,639

NET ASSET VALUE PER SHARE OF COMMON STOCK ($700,812,639 / 36,755,000)		$19.07

*	Fund commenced operations on July 29, 2011, the date on which its initial public offering shares were issued.
The percent shown for each investment category is the total value of that category as a percentage of the net assets applicable to Common Stock of the Fund.
The accompanying notes are an integral part of this Statement of Net Assets.

1

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.
NOTES TO STATEMENT OF NET ASSETS
JULY 31, 2011 (UNAUDITED)
NOTE 1 — SECURITY VALUATION
Duff & Phelps Global Utility Income Fund Inc. (the “Fund”) utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.
—	Level 1 — quoted prices in active markets for identical securities

—	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—	Level 3 — prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities traded on a national or foreign securities exchange or traded over-the-counter and trading on the NASDAQ National List shall be valued at the last reported sale price or, if there was no sale on the pricing date, then the security shall be valued at the closing bid price as obtained on that day from one or more dealers regularly making a market in that security and are categorized as Level 1 in the hierarchy. Equity securities traded in the over-the-counter market, but not including those trading on the NASDAQ National List, shall be valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, prices supplied by an independent pricing service and are categorized as level 1 in the hierarchy.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table provides a summary of inputs used to value the Fund’s investments as of July 31, 2011:

LEVEL 1
QUOTED PRICES
Equity Securities:
Common Stocks	$46,174,704

Total Investments	$46,174,704

There are no Level 2 (Significant observable inputs) or Level 3 (Significant unobservable inputs) priced securities.
NOTE 2 — FEDERAL INCOME TAX INFORMATION
At July 31, 2011, based on a federal tax cost of investments of $46,176,571, the Fund had gross unrealized appreciation of $17,255 and gross unrealized depreciation of $19,122 with net unrealized depreciation of $1,867.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.

Exhibit 99.CERT	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Duff & Phelps Global Utility Income Fund Inc.

By (Signature and Title)	/s/ Nathan I. Partain Nathan I. Partain, President and Chief Executive Officer
(principal executive officer)

Date	9-26-2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nathan I. Partain Nathan I. Partain, President and Chief Executive Officer
(principal executive officer)

Date	9-26-2011

By (Signature and Title)	/s/ Alan M. Meder Alan M. Meder, Treasurer and Assistant Secretary
(principal financial officer)

Date	9-26-2011